Business Segments Information	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Business Segments Information
BUSINESS SEGMENTS INFORMATION

The Company designs and supplies products and technology and delivers engineering services in a wide range of industrial, commercial and consumer end markets around the world. The business segments of the Company are organized primarily by the nature of the products and services they sell.

The Process Management segment provides systems and software, measurement and analytical instrumentation, valves, actuators and regulators, and services and solutions, including digital plant architecture that allows communication of devices with centralized systems, to provide precision measurement, control, monitoring and asset optimization for plants that produce power or process fluids or items such as petroleum, chemicals, food and beverages, pulp and paper, pharmaceuticals, and municipal water supplies. The Industrial Automation segment provides low, medium and high voltage alternators and other power generation equipment, commercial and industrial motors and drives, power transmission and materials handling equipment, materials joining and precision cleaning products, fluid power and control mechanisms, and electrical distribution equipment which are used in a wide variety of manufacturing operations to provide integrated manufacturing solutions to customers. The Network Power segment designs, manufactures, installs and maintains power systems for telecommunications networks, data centers and other critical applications, including power conditioning and uninterruptible AC and DC power supplies, precision cooling systems, electrical switching equipment, integrated data center infrastructure monitoring, management systems, and embedded power supplies and computing systems. The Climate Technologies segment supplies compressors, temperature sensors and controls, thermostats, flow controls and remote monitoring technology and services to all elements of the climate control industry, including residential heating and cooling, commercial air conditioning, commercial and industrial refrigeration, and marine controls. The Commercial & Residential Solutions segment provides tools for professionals and homeowners, home and commercial storage systems, and appliance solutions. The principal distribution method for each segment is direct sales forces, although the Company also uses independent sales representatives and distributors. Due to its global presence, certain of the Company's international operations are subject to risks such as significant currency exchange rate fluctuations and restrictions on the movement of funds and potential nationalization of operations.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Intersegment selling prices approximate market prices. Accounting method differences between segment reporting and the consolidated financial statements are primarily management fees allocated to segments based on a percentage of sales and the accounting for pension and other retirement plans. Corporate and other includes goodwill impairment charges when applicable. Corporate assets are primarily comprised of cash and equivalents, investments and certain fixed assets. Summarized below is information about the Company's operations by business segment and by geography (also see Notes 3 through 6).

Business Segments

	Sales			Earnings			Total Assets
	2011	2012	2013	2011	2012	2013	2011	2012	2013
Process Management	$7,000	7,899	8,610	1,402	1,599	1,809	5,915	6,607	6,878
Industrial Automation	5,294	5,188	4,885	830	871	777	3,818	3,619	3,606
Network Power	6,811	6,399	6,155	756	624	554	7,945	7,212	6,603
Climate Technologies	3,995	3,766	3,876	709	668	716	2,229	2,260	2,245
Commercial &
Residential Solutions	1,837	1,877	1,865	375	396	404	1,271	1,155	1,153
	24,937	25,129	25,391	4,072	4,158	4,260	21,178	20,853	20,485
Differences in
accounting methods				231	226	221
Corporate and other (a)(b)				(449)	(1,045)	(1,067)	2,683	2,965	4,226
Sales eliminations/Interest	(715)	(717)	(722)	(223)	(224)	(218)
Total	$24,222	24,412	24,669	3,631	3,115	3,196	23,861	23,818	24,711

(a) Differences in corporate and other primarily reflect changes in incentive stock compensation expense, which increased $121 in 2013 due to changes in the Company's stock price and the overlap of two incentive stock compensation programs (see Note 14), and differences in goodwill and related charges.

(b) 2013 includes goodwill impairment charges of $528 related to the Network Power segment; 2012 includes a goodwill impairment charge of $592 related to the Network Power segment; 2011 includes a goodwill impairment charge of $19 related to the Industrial Automation segment (see Note 6).

	Intersegment Sales			Depreciation and Amortization			Capital Expenditures
	2011	2012	2013	2011	2012	2013	2011	2012	2013
Process Management	$7	13	6	198	198	201	194	228	276
Industrial Automation	640	619	631	148	138	145	138	134	124
Network Power	24	38	39	286	256	238	99	101	88
Climate Technologies	42	45	44	138	133	130	120	106	100
Commercial &
Residential Solutions	2	2	2	57	53	53	35	46	40
Corporate and other				40	45	52	61	50	50
Total	$715	717	722	867	823	819	647	665	678

Geographic Information

	Sales by Destination			Property, Plant and Equipment
	2011	2012	2013	2011	2012	2013
United States and Canada	$10,773	10,980	10,964	1,869	1,918	1,969
Asia	5,636	5,790	5,888	583	592	518
Europe	5,271	4,946	4,841	714	689	772
Latin America	1,319	1,430	1,555	262	293	308
Middle East/Africa	1,223	1,266	1,421	9	17	38
Total	$24,222	24,412	24,669	3,437	3,509	3,605

Sales in the U.S. were $10,000, $10,036 and $9,900 for 2013, 2012 and 2011, respectively, while Asia includes sales in China of $3,122, $3,012 and $3,079, respectively. U.S.-located fixed assets were $1,952, $1,900 and $1,853.